Acquisition of PDC Energy, Inc. - Narrative (Details) - PDC Energy, Inc. shares in Millions, $ in Millions	Aug. 07, 2023 USD ($) shares
Business Acquisition [Line Items]
Consideration transferred | $	$ 6,520
Percent of shares	2
Common Stock
Business Acquisition [Line Items]
Number of shares (in shares) | shares	41